LEASES (Tables)	6 Months Ended
Dec. 31, 2021
Leases
SCHEDULE OF BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES

Supplemental balance sheet information related to operating leases was as follows:

	December 31, 2021	June 30, 2021

Right-of-use assets, net	$5,031,465	$5,170,395

Operating lease liabilities - current	$180,420	$171,803
Operating lease liabilities - non-current	1,046,490	1,123,060
Total operating lease liabilities	$1,226,910	$1,294,863

The weighted average remaining lease terms was 14.17 years as of December 31, 2021.	The weighted average remaining lease terms was 14.17 years as of December 31, 2021.
SCHEDULE OF MATURITIES OF LEASE LIABILITIES

The following is a schedule of maturities of lease liabilities as of December 31, 2021:

Twelve months ending December 31,
2022	$245,023
2023	260,410
2024	267,515
2025	269,525
2026	286,451
Thereafter	101,932
Total future minimum lease payments	1,430,856
Less: imputed interest	203,946
Total	$1,226,910